LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2011
LEASE OBLIGATIONS

NOTE I – LEASE OBLIGATIONS

The Company is committed under several long-term operating leases which provide for minimum lease payments. Certain leases contain options for renewal. Total rental expense under these operating leases amounted to $93,000 and $126,000 as of December 31, 2011 and 2010, respectively.

The Company is also committed under one long-term capital lease agreement. The capital lease agreement had an outstanding balance of $1,540,000 and $- at December 31, 2011 and 2010, respectively (included in other liabilities). This lease has a remaining term of 10 years at December 31, 2011. Assets related to the capital lease are included in premises and equipment and the cost consists of $2.6 million less accumulated depreciation of approximately $86,500 and $- at December 31, 2011 and 2010, respectively.

Minimum future lease payments for the operating and capital leases at December 31, 2011 were as follows:

	Operating
	Leases	Capital Lease
	(In thousands)

2012	$79	$166
2013	80	166
2014	83	166
2015	83	166
2016	83	168
Thereafter	104	936

Total Minimum Lease Payments	$512	1,768

Less: Amounts representing interest		(228)

Present value of minimum lease payments		$1,540